Financial Instruments - Disclosure Details of Allocation of Real Estate Fund (Detail) - Vinci Monalis FIM Credito Privado IE [Member] - Brazil [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	R$ 991,470	R$ 1,057,547
Real Estate [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	234,245	220,617
Vinci Credit Securities FII [Member] | Real Estate [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	70,049	75,720
Vinci Imóveis Urbanos FII [Member] | Real Estate [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	53,884	53,346
Vinci Offices FII [Member] | Real Estate [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	34,639	43,163
Vinci Fulwood DL FII [Member] | Real Estate [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	52,849	25,521
Other Real Estate Funds [Member] | Real Estate [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	R$ 22,824	R$ 22,867